Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) to our NEOs and the Company’s financial performance. The Company does not use CAP as a basis for making compensation decisions, nor does it use the performance measures defined by the SEC for the Pay versus Performance table to measure performance for incentive plan purposes. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the
Compan
y’s performance, refer to “Compensation Discussion and Analysis,” above.

Year	Summary Compensation Table Total for PEO (1)	Summary Compensation Table Total for Former PEO (1)	Compensation Actually Paid to PEO (1)(2)		Compensation Actually Paid to Former PEO (1)(2)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)		Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (5)	Revenue (in millions) (6)
										Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2022	$5,480,801	14,523,493	$3,044,254	(7)	$10,261,539	(7)	$2,210,185	$1,016,657	(7)	$47.94	$96.54	$490.7	$883.0
2021	$1,780,769	N/A	$2,320,597	(8)	N/A		$1,233,692	$966,436	(8)	$140.37	$108.36	$469.3	$799.2
2020	$2,124,160	N/A	$2,054,480	(9)	N/A		$1,878,805	$1,809,125	(9)	$93.97	$109.05	$78.8	$284.1

(1)	Mr. Hull is the Company’s Principal Executive Officer (“PEO”) for 2020, 2021 and 2022. Mr. Martin is the Company’s former Principal Executive Officer (“Former PEO”) for 2022.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported herein. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable NEO without restriction during the applicable year but rather are a valuation calculated under applicable SEC rules. For purposes of the CAP calculation, there was no actuarial change in pension value or pension related adjustments to report.

(3)
The names of each of the
non-PEO
NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for 2022, Messrs. Herde, and Neel, Dr. Leddy, and Ms. Dolan; (ii) for 2021, Messrs. Herde, Neel, and Oreshack, Ms. Dolan and Lisa Sellers; and (iii) for 2020, Mr. Neel and Eric Tardif.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The first day of trading of our Class A common stock was November 20, 2020. The Peer Group TSR represents TSR of the Nasdaq Biotechnology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

(5)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)
We have selected revenue as reflected in the Company’s audited GAAP financial statements for each applicable fiscal year (“Revenue”) as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for 2022.

(7)
For 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2022, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Former PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,480,801	$14,523,493	$2,210,185
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($4,027,128)	($12,453,877)	($1,451,920)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,882,904	$8,191,923	$720,140
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(538,516)	$—	$(403,887)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$413,853	$—	$67,884
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($167,660)	$—	($167,660)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	($—)	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	$—	$—	$—
Total Adjustments	($2,436,547)	($4,261,954)	$(1,193,527)
Compensation Actually Paid for 2022	$3,044,254	$10,261,539	$1,016,657

(8)
For 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2021, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$1,780,769	$1,233,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($—)	($488,298)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$431,288	$316,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$108,540	$79,595
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	($—)	($174,832)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	$—	$—
Total Adjustments	$539,828	($267,257)
Compensation Actually Paid for 2021	$2,320,597	$966,436

(9)
For 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2020, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,124,160	$1,878,805
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($874,160)	($874,160)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$804,480	$804,480
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	$—	$—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	$—	$—
Total Adjustments	($69,680)	($69,680)
Compensation Actually Paid for 2020	$2,054,480	$1,809,125

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for 2022, Messrs. Herde, and Neel, Dr. Leddy, and Ms. Dolan; (ii) for 2021, Messrs. Herde, Neel, and Oreshack, Ms. Dolan and Lisa Sellers; and (iii) for 2020, Mr. Neel and Eric Tardif.
Peer Group Issuers, Footnote [Text Block]	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
The first day of trading of our Class A common stock was November 20, 2020. The Peer Group TSR represents TSR of the Nasdaq Biotechnology Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount		$ 1,780,769	$ 2,124,160
PEO Actually Paid Compensation Amount		2,320,597	2,054,480
Adjustment To PEO Compensation, Footnote [Text Block]
(7)
For 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2022, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Former PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,480,801	$14,523,493	$2,210,185
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($4,027,128)	($12,453,877)	($1,451,920)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,882,904	$8,191,923	$720,140
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(538,516)	$—	$(403,887)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$413,853	$—	$67,884
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($167,660)	$—	($167,660)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	($—)	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	$—	$—	$—
Total Adjustments	($2,436,547)	($4,261,954)	$(1,193,527)
Compensation Actually Paid for 2022	$3,044,254	$10,261,539	$1,016,657

(8)
For 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2021, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$1,780,769	$1,233,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($—)	($488,298)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$431,288	$316,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$108,540	$79,595
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	($—)	($174,832)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	$—	$—
Total Adjustments	$539,828	($267,257)
Compensation Actually Paid for 2021	$2,320,597	$966,436

(9)
For 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2020, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,124,160	$1,878,805
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($874,160)	($874,160)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$804,480	$804,480
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	$—	$—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	$—	$—
Total Adjustments	($69,680)	($69,680)
Compensation Actually Paid for 2020	$2,054,480	$1,809,125

Non-PEO NEO Average Total Compensation Amount	$ 2,210,185	1,233,692	1,878,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,016,657	966,436	1,809,125
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
For 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2022, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Former PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$5,480,801	$14,523,493	$2,210,185
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	($4,027,128)	($12,453,877)	($1,451,920)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$1,882,904	$8,191,923	$720,140
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$(538,516)	$—	$(403,887)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$413,853	$—	$67,884
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($167,660)	$—	($167,660)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	($—)	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	$—	$—	$—
Total Adjustments	($2,436,547)	($4,261,954)	$(1,193,527)
Compensation Actually Paid for 2022	$3,044,254	$10,261,539	$1,016,657

(8)
For 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2021, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$1,780,769	$1,233,692
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($—)	($488,298)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$431,288	$316,278
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$108,540	$79,595
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	($—)	($174,832)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	$—	$—
Total Adjustments	$539,828	($267,257)
Compensation Actually Paid for 2021	$2,320,597	$966,436

(9)
For 2020, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO
NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for 2020, computed in accordance with Item 402(v) of
Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2020 Summary Compensation Table	$2,124,160	$1,878,805
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2020 Summary Compensation Table	($874,160)	($874,160)
Plus, Year-End Fair Value of Awards Granted in 2020 that are Outstanding and Unvested	$804,480	$804,480
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$—	$—
Plus, Vesting Date Fair Value of Awards Granted in 2020 that Vested in 2020	$—	$—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2020 (From Prior Year-End to Vesting Date)	$—	$—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2020	($—)	($—)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2020 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2020)	$—	$—
Total Adjustments	($69,680)	($69,680)
Compensation Actually Paid for 2020	$2,054,480	$1,809,125

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Company TSR and Peer Group TSR
Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists the performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures

Revenue

Adjusted EBITDA

Total Shareholder Return Amount	$ 47.94	140.37	93.97
Peer Group Total Shareholder Return Amount	96.54	108.36	109.05
Net Income (Loss)	$ 490,700,000	$ 469,300,000	$ 78,800,000
Company Selected Measure Amount	883,000,000	799,200,000	284,100,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(6)
We have selected revenue as reflected in the Company’s audited GAAP financial statements for each applicable fiscal year (“Revenue”) as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Mr. Hull [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,480,801	$ 1,780,769	$ 2,124,160
PEO Actually Paid Compensation Amount	$ 3,044,254	2,320,597	2,054,480
PEO Name	Mr. Hull
Mr. Martin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,523,493
PEO Actually Paid Compensation Amount	$ 10,261,539
PEO Name	Mr. Martin
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		539,828	(69,680)
PEO [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(874,160)
PEO [Member] | Year End Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	804,480
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		431,288	0
PEO [Member] | Vesting Date Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		108,540	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards in 2022 prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr. Hull [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,436,547)
PEO [Member] | Mr. Hull [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,027,128)
PEO [Member] | Mr. Hull [Member] | Year End Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,882,904
PEO [Member] | Mr. Hull [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(538,516)
PEO [Member] | Mr. Hull [Member] | Vesting Date Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	413,853
PEO [Member] | Mr. Hull [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(167,660)
PEO [Member] | Mr. Hull [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards in 2022 prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Martin [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,261,954)
PEO [Member] | Mr. Martin [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,453,877)
PEO [Member] | Mr. Martin [Member] | Year End Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,191,923
PEO [Member] | Mr. Martin [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Martin [Member] | Vesting Date Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Martin [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Martin [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards in 2022 prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,193,527)	(267,257)	(69,680)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Option Awards Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,920)	(488,298)	(874,160)
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	720,140	0	804,480
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(403,887)	316,278	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,884	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(167,660)	79,595	0
Non-PEO NEO [Member] | Prior Year End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(174,832)
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock Option Awards in 2022 prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0